SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENTED INFORMATION
15.	SEGMENTED INFORMATION

The Company operates as one business segment. The Company develops, assembles and installs VISIUS Surgical Theatres that are used for a variety of medical applications, as well as providing ancillary products and services and extended maintenance services.

Revenue attributable to geographic locations, based on the location of the customer, is as follows:

	2011	2010

Canada	$6,084	$16,049
United States	25,442	39,420
Europe and Middle East	8,761	4,242
Asia Pacific	11,510	10,569
	$51,797	$70,280

During 2011, revenues from two customers totalled $18,030 or 35% of total revenue for the period. During 2010, four customers accounted for 42% or $29,705 of total revenues. The revenues from each of these customers individually accounted for more than 10% of the total revenue for the year ended December 31, 2011 and 2010.

Substantially all of the capital assets and all the goodwill and intangibles balances are attributable to the Company’s operations located in Canada.